Stock-Based Compensation	12 Months Ended
Dec. 31, 2020
Stock-Based Compensation
Stock-Based Compensation

11. Stock-Based Compensation

Stock Incentive Plans

DISH Network maintains stock incentive plans to attract and retain officers, directors and key employees.  Our employees participate in the DISH Network stock incentive plans.  Stock awards under these plans include both performance and non-performance based stock incentives.  Many of our employees work on projects associated with our business and projects associated with DISH Network’s Wireless business segment and other operations of DISH Network, such as broadband.  Stock options, restricted stock units and non-cash stock-based compensation expense are included below only for employees who devote 50% or more of their time to our business.  For each employee, a change in status in relation to the 50% threshold is reflected as a transfer to or from another DISH Network subsidiary that is not part of DISH DBS.  See Note 17 Related Party Transactions with DISH Network for costs associated with services provided by our employees to DISH Network.  As of December 31, 2020, there were outstanding under these plans stock options to acquire 10.2 million shares of DISH Network’s Class A common stock and 1.6 million restricted stock units and awards associated with our employees.  Stock options granted on or prior to December 31, 2020 were granted with exercise prices equal to or greater than the market value of DISH Network Class A common stock at the date of grant and with a maximum term of approximately ten years.  While historically DISH Network has issued stock awards subject to vesting, typically at the rate of 20% per year, some stock awards have been granted with immediate vesting and other stock awards vest only upon the achievement of certain DISH Network-specific subscriber, operational and/or financial goals.  As of December 31, 2020, DISH Network had 63.6 million shares of its Class A common stock available for future grant under its stock incentive plans.

Exercise prices for DISH Network stock options outstanding and exercisable associated with our employees as of December 31, 2020 were as follows:

			Options Outstanding			Options Exercisable
			Number Outstanding as of December 31, 2020	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable as of December 31, 2020	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
$10.01	-	$20.00	221,500	8.20	$18.70	8,336	7.75	$18.70
$20.01	-	$30.00	300,675	6.22	$25.67	148,681	4.53	$24.65
$30.01	-	$40.00	6,125,897	7.16	$35.63	2,388,162	7.24	$35.52
$40.01	-	$50.00	1,119,265	6.50	$47.46	519,500	6.22	$47.27
$50.01	-	$60.00	1,609,378	5.52	$57.48	394,252	4.71	$56.78
$60.01	-	$70.00	806,900	5.44	$64.35	301,500	5.14	$65.40
$—	-	$70.00	10,183,615	6.69	$41.99	3,760,431	6.56	$41.30

Stock Award Activity

DISH Network stock option activity associated with our employees was as follows:

	For the Years Ended December 31,
	2020		2019		2018
	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price
Total options outstanding, beginning of period	12,792,812	$41.52	13,365,489	$41.78	8,847,734	$43.90
Granted	1,112,500	$31.21	1,396,750	$33.52	7,026,512	$38.44
Exercised	(109,195)	$28.53	(713,411)	$27.46	(267,905)	$16.43
Forfeited, cancelled and transferred (1)	(3,612,502)	$37.41	(1,256,016)	$43.40	(2,240,852)	$39.73
Total options outstanding, end of period	10,183,615	$41.99	12,792,812	$41.52	13,365,489	$41.78
Performance-based options outstanding, end of period (2)	4,096,749	$44.44	7,608,446	$39.78	8,671,886	$39.95
Exercisable at end of period	3,760,431	$41.30	2,332,489	$44.93	1,705,103	$40.87
(1)	Certain of these stock options include options that were granted to individuals who transferred to and/or from another DISH Network subsidiary not a part of DISH DBS.
(2)	These stock options are included in the caption “Total options outstanding, end of period.” See discussion of the 2013 LTIP, 2017 LTIP, 2019 LTIP and Other Employee Performance Awards below.

We realized tax benefits from stock awards exercised as follows:

	For the Years Ended December 31,
	2020	2019	2018

	(In thousands)
Tax benefit from stock awards exercised	$3,361	$1,239	$1,664

Based on the closing market price of DISH Network Class A common stock on December 31, 2020, the aggregate intrinsic value of stock options associated with our employees was as follows:

	As of December 31, 2020
	Options	Options
	Outstanding	Exercisable

	(In thousands)
Aggregate intrinsic value	$5,043	$1,272

DISH Network restricted stock unit and award activity associated with our employees was as follows:

	For the Years Ended December 31,
	2020		2019		2018
		Weighted		Weighted		Weighted
	Restricted	Average	Restricted	Average	Restricted	Average
	Stock	Grant Date	Stock	Grant Date	Stock	Grant Date
	Units/Awards	Fair Value	Units/Awards	Fair Value	Units/Awards	Fair Value
Total restricted stock units/awards outstanding, beginning of period	1,463,650	$50.82	1,718,945	$52.16	2,484,720	$51.16
Granted	1,470,505	$32.92	—	$—	—	$—
Vested	(697,660)	$63.81	(9,565)	$63.49	(10,475)	$63.49
Forfeited, cancelled and transferred (1)	(686,250)	$35.14	(245,730)	$59.86	(755,300)	$48.51
Total restricted stock units/awards outstanding, end of period	1,550,245	$34.70	1,463,650	$50.82	1,718,945	$52.16
Restricted Performance Units/Awards outstanding, end of period (2)	1,543,750	$34.58	1,446,300	$50.66	1,689,350	$51.97
(1)	Certain of these restricted stock units/awards include restricted stock units/awards that were granted to individuals who transferred to and/or from another DISH Network subsidiary not a part of DISH DBS.
(2)	These stock units/awards are included in the caption “Total restricted stock units/awards outstanding, end of period.” See discussion of the 2013 LTIP and Other Employee Performance Awards below.

Long-Term Performance-Based Plans

2013 LTIP.  During 2013, DISH Network adopted a long-term, performance-based stock incentive plan (the “2013 LTIP”).  The 2013 LTIP provides stock options and restricted stock units in combination, which vest based on DISH Network-specific subscriber and financial performance conditions.  Exercise of the stock awards is contingent on achieving these performance conditions by September 30, 2022.

Although no awards vest until DISH Network attains the performance conditions described above, compensation related to the 2013 LTIP will be recorded based on DISH Network’s assessment of the probability of meeting the remaining performance conditions.  If the remaining performance conditions are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period to achieve the performance condition.

During the years ended December 31, 2015, 2014 and 2013, DISH Network determined that 30%, 10% and 20%, respectively, of the 2013 LTIP performance conditions were probable of achievement.  During the years ended December 31, 2018, 2017 and 2016, no additional 2013 LTIP performance conditions were deemed probable of achievement.  During 2018, management determined the 2013 LTIP performance conditions were neither probable nor improbable of achievement.  As a result, we are no longer recording non-cash, stock-based compensation expense for the 2013 LTIP.  We recorded non-cash, stock-based compensation expense for the years ended December 31, 2020, 2019 and 2018, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”  As of December 31, 2018, approximately 20% of the 2013 LTIP awards had vested.

2017 LTIP.  On December 2, 2016, DISH Network adopted a long-term, performance-based stock incentive plan (the “2017 LTIP”).  The 2017 LTIP provided stock options, which were subject to vesting based on DISH Network-specific subscriber and financial performance conditions.  Awards were initially granted under the 2017 LTIP as of January 1, 2017.  Exercise of the stock awards was contingent on achieving these performance conditions by December 31, 2020, however, none of the performance conditions were achieved.

During both the years ended December 31, 2018 and 2017, DISH Network determined that 75% of the 2017 LTIP performance conditions were probable of achievement.  During 2019, management determined the 2017 LTIP performance conditions were not probable of achievement and as a result, we reversed $13 million of non-cash, stock-based compensation expense.  In 2020, no non-cash, stock-based compensation expense was recognized for the 2017 LTIP.  We recorded non-cash, stock-based compensation expense for the years ended December 31, 2020, 2019 and 2018, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”

2019 LTIP.  On August 17, 2018, DISH Network adopted a long-term, performance-based stock incentive plan (the “2019 LTIP”).  The 2019 LTIP provides stock options, which vest based on certain DISH Network-specific subscriber, operational and/or financial performance conditions.  Vesting of the stock awards is contingent on achieving these conditions by December 31, 2023.

Although no awards vest until DISH Network attains the performance conditions described above, compensation related to the 2019 LTIP will be recorded based on management’s assessment of the probability of meeting the performance conditions.  If the performance conditions are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period to achieve the performance condition.

During the years ended December 31, 2020, 2019 and 2018, DISH Network determined that 95%, 90% and 82%, respectively, of the 2019 LTIP performance conditions were probable of achievement.  As a result, non-cash, stock-based compensation expense was recorded for the years ended December 31, 2020, 2019 and 2018, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”  As of December 31, 2020, approximately 58% of the 2019 LTIP awards had vested.

Other Employee Performance Awards.  In addition to the above long-term, performance stock incentive plans, DISH Network has other stock awards that vest based on certain other DISH Network-specific subscriber, operational and/or financial performance conditions.  Exercise of these stock awards is contingent on achieving certain performance conditions.

Additional compensation related to these awards for our employees will be recorded based on DISH Network’s assessment of the probability of meeting the remaining performance conditions.  If the remaining performance conditions are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period to achieve the performance condition.  See the table below titled “Estimated Remaining Non-Cash, Stock-Based Compensation Expense.”

Although no awards vest until the performance conditions are attained, DISH Network determined that certain performance conditions described above were probable of achievement and, as a result, we recorded non-cash, stock-based compensation expense for the years ended December 31, 2020, 2019 and 2018, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”

The non-cash, stock-based compensation expense associated with these awards for our employees was as follows:

	For the Years Ended December 31,
Non-Cash, Stock-Based Compensation Expense Recognized (1)	2020	2019	2018

	(In thousands)
2019 LTIP	$12,526	$14,946	$3,475
2017 LTIP	—	(12,902)	3,293
2013 LTIP	(741)	(1,021)	(2,471)
Other employee performance awards	4,370	(592)	17,888
Total non-cash, stock-based compensation expense recognized for performance-based awards	$16,155	$431	$22,185
(1)	“Non-Cash, Stock-Based Compensation Expense Recognized” includes forfeitures.

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2019 LTIP	2017 LTIP	2013 LTIP	Other Employee Performance Awards

	(In thousands)
Expense estimated to be recognized during 2021	$3,150	$—	$—	$14,613
Estimated contingent expense subsequent to 2021	5,861	—	22,488	18,129
Total estimated remaining expense over the term of the plan	$9,011	$—	$22,488	$32,742

Given the competitive nature of DISH Network’s business, small variations in subscriber churn, gross new subscriber activation rates and certain other factors can significantly impact subscriber growth.  Consequently, while it was determined that achievement of certain DISH Network-specific subscriber, operational and/or financial performance conditions were not probable as of December 31, 2020, that assessment could change in the future.

Of the 10.2 million stock options and 1.6 million restricted stock units and awards outstanding under the DISH Network stock incentive plans associated with our employees as of December 31, 2020, the following awards were outstanding pursuant to the performance-based stock incentive plans:

	As of December 31, 2020
		Weighted-
	Number of	Average
Performance-Based Stock Options	Awards	Grant Price
2019 LTIP	1,761,241	$34.71
2017 LTIP	1,659,508	$56.39
2013 LTIP	676,000	$40.43
Total	4,096,749	$44.44

Restricted Performance Units/Awards
2013 LTIP	338,000
Other employee performance awards	1,205,750
Total	1,543,750

Stock-Based Compensation

Total non-cash, stock-based compensation expense for all of our employees is shown in the following table for the years ended December 31, 2020, 2019 and 2018 and was allocated to the same expense categories as the base compensation for such employees:

	For the Years Ended December 31,
	2020	2019	2018

	(In thousands)
Cost of services	$7,194	$838	$1,412
Selling, general and administrative	23,477	13,015	34,109
Total non-cash, stock based compensation	$30,671	$13,853	$35,521

As of December 31, 2020, our total unrecognized compensation cost related to the non-performance based unvested stock awards was $19 million and will be recognized over a weighted-average period of approximately 3.2 years.  Share-based compensation expense is recognized based on stock awards ultimately expected to vest.

Valuation

The fair value of each stock option granted for the years ended December 31, 2020, 2019 and 2018 was estimated at the date of the grant using a Black-Scholes option valuation model with the following assumptions:

	For the Years Ended December 31,
Stock Options	2020		2019		2018
Risk-free interest rate	0.17%	1.72%	1.51%	2.53%	2.09%	2.98%
Volatility factor	28.91%	48.08%	28.86%	32.08%	23.33%	30.22%
Expected term of options in years	3.3	5.5	4.3	5.5	2.8	5.5
Fair value of options granted	$5.50	$12.10	$7.58	$12.45	$7.10	$12.53

While DISH Network currently does not intend to declare dividends on its common stock, it may elect to do so from time to time.  Accordingly, the dividend yield percentage used in the Black-Scholes option valuation model was set at zero for all periods.  The Black-Scholes option valuation model was developed for use in estimating the fair value of traded stock options which have no vesting restrictions and are fully transferable.  Consequently, our estimate of fair value may differ from other valuation models.  Further, the Black-Scholes option valuation model requires the input of highly subjective assumptions.  Changes in these subjective input assumptions can materially affect the fair value estimate.

We will continue to evaluate the assumptions used to derive the estimated fair value of DISH Network’s stock options as new events or changes in circumstances become known.